CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES:
Profit for the year	€ 100,324	€ 33,612	€ 33,894
Adjustments to reconcile profit for the year to net cash provided by operating activities:
Income tax expense (benefit)	18,440	(11,060)	12,551
Interest income	(9,683)	(9,285)	(7,683)
Interest expense	86,326	77,470	31,451
Foreign currency (gain) loss, net	(78,814)	38,223	(23,205)
Amortization of capitalized sport rights licenses	270,162	233,945	160,018
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)	66,951	50,782	46,344
Impairment losses on goodwill and intangible assets	935	167	9,854
Equity-settled share-based payments	54,877	39,187	41,177
Share of loss of equity-accounted investees			3,699
Loss on disposal of equity-accounted investee			13,604
Change in provisions	17,888
Other	(3,485)	(13,498)	(6,675)
Cash flow from operating activities before working capital changes, interest and income taxes	523,921	439,543	315,029
Increase in trade receivables, contract assets, other assets and prepayments	(319)	(48,532)	(16,100)
(Decrease) increase in trade and other payables, contract and other liabilities	(24,654)	40,957	(1,477)
Changes in working capital	(24,973)	(7,575)	(17,577)
Interest paid	(85,585)	(76,384)	(30,528)
Interest received	8,833	9,333	7,677
Income taxes paid	(19,181)	(11,906)	(15,956)
Net cash from operating activities	403,015	353,011	258,645
INVESTING ACTIVITIES:
Acquisition of intangible assets	(223,377)	(222,288)	(185,493)
Acquisition of property and equipment	(4,902)	(5,367)	(14,786)
Acquisition of subsidiaries, net of cash acquired	7,925	(27,060)	(12,844)
Proceeds from dissolution of equity-accounted investee			15,172
Acquisition of financial assets			(3,716)
Issuance of loans receivable	(11,500)
Other	(97)	(168)	(423)
Net cash used in investing activities	(231,951)	(254,883)	(202,090)
FINANCING ACTIVITIES:
Payment of lease liabilities	(7,555)	(7,830)	(7,983)
Purchase of treasury shares	(105,216)	(28,725)	(9,022)
Principal payments on bank debt		(150)	(620)
Change in bank overdrafts		(46)	(7)
Acquisition of non-controlling interests	(15,000)
Other	(2)
Net cash used in from financing activities	(127,773)	(36,751)	(17,632)
Net increase in cash and cash equivalents	43,291	61,377	38,923
Cash and cash equivalents as of January 1	348,357	277,174	243,757
Effects of movements in exchange rates	(26,353)	9,806	(5,506)
Cash and cash equivalents as of December 31	€ 365,295	€ 348,357	€ 277,174